Annual Total Returns - FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO - FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO - Fidelity Small Cap Stock Fund - Fidelity Small Cap Stock Fund
Jun. 29, 2024
Bar Chart Table:
Annual Return 2014	7.19%
Annual Return 2015	2.40%
Annual Return 2016	12.94%
Annual Return 2017	13.84%
Annual Return 2018	(11.56%)
Annual Return 2019	29.46%
Annual Return 2020	13.80%
Annual Return 2021	20.23%
Annual Return 2022	(22.54%)
Annual Return 2023	19.70%